Investments in Affiliates (Tables) - Gemini	12 Months Ended
Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Consolidated wholly owned subsidiaries

As of December 31, 2015, Gemini consolidated its wholly owned subsidiaries listed below:

Company	Vessel Name	Year Built	TEU(1)	Date of vessel delivery
Averto Shipping S.A.	Suez Canal	2002	5,610	July 20, 2015
Sinoi Marine Ltd.	Genoa	2002	5,544	August 2, 2015
Kingsland International Shipping Limited	NYK Lodestar	2001	6,422	September 21, 2015
Leo Shipping and Trading S.A.	NYK Leo	2002	6,422	February 4, 2016

(1)	Twenty-foot equivalent unit, the international standard measure for containers and containership capacity.

Summary of the financial information for equity accounted investments

        A condensed summary of the financial information for equity accounted investments 49% owned by the Company shown on a 100% basis are as follows (in thousands):

2015
Current assets	$12,578
Non-current assets	$54,771
Current liabilities	$5,552
Non-current liabilities	$38,758
Net operating revenues	$1,775
Net loss	$3,961